S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 30, 2026 USD ($) $ / shares shares
Iron Dome Acquisition I Parent LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Iron Dome Acquisition I Parent LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares | shares	7,733,333
Iron Dome Acquisition I Parent LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000,000
Securities Issued or to be Issued, Shares | shares	2,000,000
Iron Dome Acquisition I Parent LLC [Member] | Over-Allotment Option is Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000
Iron Dome Acquisition I Parent LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000,000
Iron Dome Acquisition I Parent LLC [Member] | Post-Business Combination Entity [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Eyal Waldman [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
David DeWalt [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
Paul Hodermarsky [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000